Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Borrowings [Abstract]
Schedule of Borrowings
	December 31, 2014	December 31, 2013
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$128,250	$137,250
BNP Paribas S.A. and DVB Bank S.E.	69,750	74,250
DVB Bank S.E. and ABN AMRO Bank N.V.	17,931	39,448
Eurobank Ergasias S.A. $52,200	43,753	46,482
Eurobank Ergasias S.A. $52,000	40,998	43,446
ABN AMRO Bank N.V.	—	41,336
Norddeutsche Landesbank Girozentrale	24,971	24,971
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	55,078	49,943
Ship Mortgage Notes $670,000	670,000	610,000
Deutsche Bank AG Filiale Deutschlandgeschäft	—	47,652
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	74,639	—
HSH Nordbank AG $40,300	37,152	39,670

Total borrowings	1,162,522	1,154,448
Less: current portion	(33,431)	(34,714)
Add: bond premium	1,810	—

Total long-term borrowings	$1,130,901	$1,119,734

Long-Term Debt Obligations
December 31, 2014
Long-Term Debt Obligations:
Year
December 31, 2015	$33,431
December 31, 2016	63,776
December 31, 2017	46,531
December 31, 2018	62,200
December 31, 2019	158,059
December 31, 2020 and thereafter	798,525

Total	$1,162,522